Annual Operating Expenses {- Fidelity Advisor® Health Care Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Health Care Fund	Sep. 29, 2022
Fidelity Advisor Health Care Fund-Class A
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual operating expenses	0.97%
Fidelity Advisor Health Care Fund-Class M
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.20%
Total annual operating expenses	1.22%
Fidelity Advisor Health Care Fund-Class C
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.20%
Total annual operating expenses	1.72%
Fidelity Advisor Health Care Fund - Class I
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.71%
Class Z
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.59%